SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reconciliation of Net Loss per Common Share

The following table reflects the calculation of basic and diluted net income (loss) per common share :

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$3,983	$—	$5,744	$—
Less: interest available to be withdrawn for payment of taxes	(3,983)	—	(5,744)	—
Net income allocable to Common Stock subject to possible redemption	$—	$—	$—	$—
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	11,117,004	—	11,117,625	—
Basic and diluted net income per share, Common stock subject to possible redemption	$—	$—	$—	$—

Non-Redeemable Common Stock
Numerator: Net Loss minus Net income allocable to Common stock subject to possible redemption
Net loss	$(583,968)	$—	$(612,708)	$(85)
Less: Net income allocable to Common stock subject to possible redemption	—	—	—	—
Non-Redeemable Net Loss	$(583,968)	$—	$(612,708)	$(85)
Denominator: Weighted Average Non-redeemable Common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	3,665,996	—	3,253,309	—
Basic and diluted net loss per share, Non-redeemable common stock	$(0.16)	$(0.00)	$(0.19)	$(0.00)